Segment Reporting - Schedule of Segment Reporting Information, by Segment (Details) - Heliogen, Inc. [Member] - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Segment Reporting Information, by Segment [Line Items]
Total selling, general and administrative		$ 4,638	$ 12,355	$ 36,320	$ 49,495
Total research and development		$ 1,088	$ 3,791	16,335	21,028
Employee Compensation [Member]
Schedule of Segment Reporting Information, by Segment [Line Items]
Total research and development				8,521	9,640
Share-based compensation [Member]
Schedule of Segment Reporting Information, by Segment [Line Items]
Total research and development				191	750
Other selling, general and administrative [Member]
Schedule of Segment Reporting Information, by Segment [Line Items]
Total research and development	[1]			7,623	10,638
Employee Compensation [Member]
Schedule of Segment Reporting Information, by Segment [Line Items]
Total selling, general and administrative				12,906	22,453
Share-based compensation [Member]
Schedule of Segment Reporting Information, by Segment [Line Items]
Total selling, general and administrative				2,276	(6,464)
Collaboration Warrants [Member]
Schedule of Segment Reporting Information, by Segment [Line Items]
Total selling, general and administrative					1,981
Other selling, general and administrative [Member]
Schedule of Segment Reporting Information, by Segment [Line Items]
Total selling, general and administrative	[2]			$ 21,138	$ 31,525

[1]	Other R&D expense primarily consists of direct R&D costs, prototyping and testing expenses.
[2]	Other SG&A expense primarily consists of professional and consulting fees, facilities and other related costs and other administrative expenses.